Segmented Information - Schedule of Gross Revenue by Services (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Gross revenue	$ 4,576.8	$ 4,730.1
Buildings
Disclosure of products and services [line items]
Gross revenue	904.8	990.8
Energy & Resources
Disclosure of products and services [line items]
Gross revenue	559.2	631.9
Environmental Services
Disclosure of products and services [line items]
Gross revenue	831.7	749.3
Infrastructure
Disclosure of products and services [line items]
Gross revenue	1,266.2	1,354.2
Water
Disclosure of products and services [line items]
Gross revenue	$ 1,014.9	$ 1,003.9